CONSOLIDATED BALANCE SHEETS (Parenthetical) (JPY ¥) In Millions, except Share data, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Trading account assets, assets pledged that secured parties are permitted to sell or repledge	¥ 9,445,432	¥ 12,090,161
Available-for-sale securities, assets pledged that secured parties are permitted to sell or repledge	3,422,827	6,549,038
Long-term debt, liabilities accounted for at fair value	¥ 657,626	¥ 552,354
Common stock, par value	¥ 0	¥ 0
Common stock, authorized	48,000,000,000	48,000,000,000
Common stock, issued	24,263,885,187	24,164,864,477
Treasury stock, shares	13,817,747	22,128,230